Convertible Debt - Disclosure of Convertible Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Convertible Debt - beginning of period	$ 18,747
Convertible Debt - end of period	35,753	$ 18,747
Glencore [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Convertible Debt - beginning of period	18,747	0
Fair value of debenture funding	14,375	17,912
Accretion and interest	2,631	835
Convertible Debt - end of period	$ 35,753	$ 18,747